UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2017 (Unaudited)

Deutsche Core Equity Fund

	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 11.5%
Auto Components 1.2%
BorgWarner, Inc.	510,468	21,623,425
Goodyear Tire & Rubber Co.	533,924	18,665,983
		40,289,408
Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc. (a)	766,457	29,202,012
Las Vegas Sands Corp.	280,085	17,894,630
		47,096,642
Household Durables 0.5%
Newell Brands, Inc.	345,198	18,509,517
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.*	70,754	68,489,872
Media 3.2%
Comcast Corp. "A"	969,570	37,735,664
Omnicom Group, Inc.	412,272	34,177,349
Regal Entertainment Group "A" (a)	856,738	17,528,860
Walt Disney Co.	191,557	20,352,931
		109,794,804
Specialty Retail 1.7%
Home Depot, Inc.	92,088	14,126,299
L Brands, Inc.	504,239	27,173,440
Ulta Salon, Cosmetics & Fragrance, Inc.*	60,604	17,413,953
		58,713,692
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc. "B"	596,072	35,168,248
VF Corp.	277,925	16,008,480
		51,176,728
Consumer Staples 7.4%
Beverages 1.6%
PepsiCo, Inc.	475,091	54,868,259
Food & Staples Retailing 3.1%
Sysco Corp.	1,260,960	63,464,117
Wal-Mart Stores, Inc.	434,202	32,860,407
Whole Foods Market, Inc.	242,797	10,224,182
		106,548,706
Food Products 2.4%
Conagra Brands, Inc.	688,143	24,607,994
Pinnacle Foods, Inc.	488,711	29,029,433
The JM Smucker Co.	231,409	27,382,627
		81,020,054
Personal Products 0.3%
Coty, Inc. "A"	276,520	5,187,515
Estee Lauder Companies, Inc. "A"	62,063	5,956,807
		11,144,322
Energy 6.4%
Oil, Gas & Consumable Fuels
Antero Resources Corp.* (a)	854,730	18,470,715
Chevron Corp.	323,170	33,716,326
Concho Resources, Inc.*	427,976	52,011,923
Devon Energy Corp.	601,307	19,223,785
Energen Corp.*	480,444	23,719,520
EQT Corp.	627,031	36,737,746
Occidental Petroleum Corp.	304,409	18,224,967
Parsley Energy, Inc. "A"*	543,801	15,090,478
		217,195,460
Financials 14.4%
Banks 4.8%
Citigroup, Inc.	1,260,975	84,334,008
PacWest Bancorp.	366,485	17,114,850
U.S. Bancorp.	1,212,345	62,944,952
		164,393,810
Capital Markets 6.7%
Ameriprise Financial, Inc.	550,356	70,054,815
BlackRock, Inc.	49,637	20,967,165
E*TRADE Financial Corp.*	716,202	27,237,162
Lazard Ltd. "A"	593,864	27,513,719
Northern Trust Corp.	347,249	33,756,075
S&P Global, Inc.	188,423	27,507,874
SEI Investments Co.	387,157	20,821,304
		227,858,114
Insurance 2.9%
Chubb Ltd.	297,932	43,313,354
MetLife, Inc.	985,375	54,136,503
		97,449,857
Health Care 14.1%
Biotechnology 2.4%
Gilead Sciences, Inc.	1,126,972	79,767,078
Health Care Equipment & Supplies 2.0%
Becton, Dickinson & Co.	304,277	59,367,485
Boston Scientific Corp.*	288,311	7,991,981
		67,359,466
Health Care Providers & Services 2.5%
Cardinal Health, Inc.	99,949	7,788,026
Cigna Corp.	276,354	46,258,896
McKesson Corp.	196,645	32,355,969
		86,402,891
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	355,693	62,057,758
Pharmaceuticals 5.4%
Allergan PLC	164,168	39,907,599
Bristol-Myers Squibb Co.	334,438	18,634,885
Eli Lilly & Co.	219,579	18,071,352
Endo International PLC*	794,204	8,871,259
Merck & Co., Inc.	587,608	37,659,797
Pfizer, Inc.	1,819,077	61,102,796
		184,247,688
Industrials 10.7%
Aerospace & Defense 1.1%
Boeing Co.	191,280	37,825,620
Electrical Equipment 2.4%
AMETEK, Inc.	923,948	55,963,530
Regal Beloit Corp.	303,105	24,718,213
		80,681,743
Industrial Conglomerates 3.8%
General Electric Co.	1,258,704	33,997,595
Honeywell International, Inc.	265,515	35,390,494
Roper Technologies, Inc.	255,916	59,252,232
		128,640,321
Machinery 1.7%
Ingersoll-Rand PLC	304,211	27,801,844
Parker-Hannifin Corp.	201,888	32,265,740
		60,067,584
Road & Rail 1.7%
Norfolk Southern Corp.	488,639	59,467,366
Information Technology 22.1%
Communications Equipment 1.1%
Cisco Systems, Inc.	1,218,875	38,150,788
Internet Software & Services 3.5%
Alphabet, Inc. "A"*	66,348	61,682,409
Alphabet, Inc. "C"*	57,992	52,699,070
Pandora Media, Inc.* (a)	622,339	5,551,264
		119,932,743
IT Services 5.1%
Cognizant Technology Solutions Corp. "A"	355,457	23,602,345
Fidelity National Information Services, Inc.	637,196	54,416,538
Visa, Inc. "A"	1,021,508	95,797,020
		173,815,903
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.	187,187	14,563,149
Intel Corp.	662,401	22,349,410
NVIDIA Corp.	404,771	58,513,696
Texas Instruments, Inc.	325,120	25,011,481
Xilinx, Inc.	565,386	36,365,627
		156,803,363
Software 3.7%
Microsoft Corp.	1,816,326	125,199,351
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	965,084	138,991,398
Materials 3.3%
Chemicals 1.0%
AdvanSix, Inc.*	10,700	334,268
Albemarle Corp.	312,550	32,986,527
		33,320,795
Construction Materials 0.9%
Vulcan Materials Co.	232,752	29,485,023
Metals & Mining 1.4%
Freeport-McMoRan, Inc.*	2,082,529	25,011,173
Steel Dynamics, Inc.	683,797	24,486,771
		49,497,944
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	588,682	66,491,632
Kimco Realty Corp.	802,767	14,730,774
Prologis, Inc.	549,417	32,217,813
STORE Capital Corp.	361,129	8,107,346
		121,547,565
Telecommunication Services 1.8%
Diversified Telecommunication Services 0.2%
Frontier Communications Corp. (a)	7,977,179	9,253,528
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	887,849	53,821,406
Utilities 3.4%
Electric Utilities 1.0%
NextEra Energy, Inc.	242,073	33,921,689
Multi-Utilities 1.0%
CenterPoint Energy, Inc.	1,205,097	32,995,556
Water Utilities 1.4%
American Water Works Co., Inc.	614,464	47,897,469
Total Common Stocks (Cost $2,608,514,997)		3,365,701,281
Securities Lending Collateral 1.5%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (b) (c) (Cost $49,489,809)	49,489,809	49,489,809
Cash Equivalents 1.3%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $45,317,235)	45,317,235	45,317,235
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,703,322,041) †	101.5	3,460,508,325
Other Assets and Liabilities, Net	(1.5)	(51,892,368)
Net Assets	100.0	3,408,615,957

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $2,706,080,372. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $754,427,953. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $840,963,718 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $86,535,765.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $47,940,853, which is 1.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,365,701,281	$—	$—	$3,365,701,281
Short-Term Investments (d)	94,807,044	—	—	94,807,044
Total	$3,460,508,325	$—	$—	$3,460,508,325

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017